Lease Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lease Obligation [Abstract]
LEASE OBLIGATIONS
N.	LEASE OBLIGATIONS:

The Company recognizes and measures its leases in accordance with FASB ASC 842, Leases. The company is a lessee in a non-cancellable operating lease for office space. The Company determines if an arrangement is a lease, or contains a lease, at inception of a contract and when the terms of an existing contract are changed. The company recognizes a lease liability and right of use (ROU) asset at the commencement date of the lease. The lease liability is initially and subsequently recognized based on the present value of its future payments. Variable payments are included in the future lease payments when those variable payments depend on an index or a rate. The discount rate is the implicit rate if it is readily determinable or otherwise the Company uses its incremental borrowing rate. The implicit rates of the Company’s lease are not readily determinable and accordingly, the Company used their incremental borrowing rate based on the information available at the commencement date of the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment. The ROU asset is subsequently measured throughout the lease term at the amount of the remeasured lease liability (i.e., present value of the remaining lease payments), plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received, and any impairment recognized. Lease costs for lease payments is recognized on a straight-line basis over the lease term. The Company has entered into operating lease agreements for its office space.

The following is a schedule by years of future minimum lease payments at September 30, 2021:

2022	$343,503
2023	349,412
2024	323,584
2025	325,776
2026	-
$1,342,275

Rent expense for the nine months ended September 30, 2021 and 2020 totaled $297,105 and $311,430, respectively.

O.	LEASE OBLIGATIONS:

The Company recognizes and measures its leases in accordance with FASB ASC 842, Leases. The company is a lessee in a non-cancellable operating lease for office space. The Company determines if an arrangement is a lease, or contains a lease, at inception of a contract and when the terms of an existing contract are changed. The company recognizes a lease liability and right of use (ROU) asset at the commencement date of the lease. The lease liability is initially and subsequently recognized based on the present value of its future payments. Variable payments are included in the future lease payments when those variable payments depend on an index or a rate. The discount rate is the implicit rate if it is readily determinable or otherwise the Company uses its incremental borrowing rate. The implicit rates of the Company’s lease are not readily determinable and accordingly, the Company used their incremental borrowing rate based on the information available at the commencement date of the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment. The ROU asset is subsequently measured throughout the lease term at the amount of the remeasured lease liability (i.e., present value of the remaining lease payments), plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received, and any impairment recognized. Lease costs for lease payments is recognized on a straight-line basis over the lease term. The Company has entered into operating lease agreements for its office space.

The following is a schedule by years of future minimum lease payments at December 31, 2020:

2021	$341,619
2022	343,503
2023	345,252
2024	322,491
2025	135,740
$1,488,605

Rent expense for the years ended December 31, 2020 and 2019 totaled $406,806 and $365,360, respectively.